ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY (Tables)	9 Months Ended
Sep. 30, 2025
Real Estate [Abstract]
Assets Held-for-Sale Schedule
A rollforward of assets held for sale for the nine months ended September 30, 2025 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$1,419
Additions	1,690
Sales	(1,482)
Foreign exchange impact	26
Balance as of September 30, 2025	$1,653